SHARE BASED COMPENSATION (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive plan, shares authorized		5,000,000
Options granted		2,300,000
Warrants granted		275,000
Stock based compensation expense		$ 50,596
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, options term		10 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		123.60%
Risk-free interest rate, minimum		11.00%
Risk-free interest rate, maximum		17.00%
Expected dividend yield		0.00%
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Option Term		5 years
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Option Term		3 years
Employee Stock Option [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		175,000
Cashless Stock Option [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, options term		5 years
Options granted		2,250,000
Exercise price of stock options granted		$ 0.10
Vesting period		3 years
Cashless Stock Option [Member] | Board Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, options term		5 years
Options granted		100,000
Exercise price of stock options granted		$ 0.10
Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value		$ 388,186